Note 6 - Acquisition-related Items - Composition of Acquisition-related Expense (Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Transaction costs	$ 13,030	$ 16,169
Contingent consideration fair value adjustments (note 24)	42,686	23,393
Contingent consideration compensation expense	5,292	6,286
Acquisition-related expense	$ 61,008	$ 45,848